ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2023
ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

	As of December 31,
	2022	2023
	RMB	RMB	US$
			(Note 2)
ASSETS
Current assets:
Cash and cash equivalents	76,610	90,563	12,756
Short-term investments	1,253,628	1,348,474	189,929
Prepayments and other current assets	15,921	13,172	1,855
Total current assets	1,346,159	1,452,209	204,540
Investments in subsidiaries, VIE and VIE’s subsidiaries	4,102,926	2,704,295	380,891
Intangible assets, net	1,554,155	1,403,388	197,663
Total non-current assets	5,657,081	4,107,683	578,554
TOTAL ASSETS	7,003,240	5,559,892	783,094
LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY
Accrued expenses and other current liabilities	3,520	2,976	419
TOTAL LIABILITIES	3,520	2,976	419
SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.0001 par value, 2,000,000,000 shares authorized, 1,079,881,662 and 1,100,285,570 shares issued, 1,021,923,242 and 1,056,311,362 shares outstanding as of December 31, 2022 and 2023, respectively)	688	708	100
Additional paid-in capital	20,599,549	21,024,488	2,961,237
Accumulated deficit	(13,824,234)	(15,781,777)	(2,222,817)
Accumulated other comprehensive income	223,717	313,497	44,155
TOTAL SHAREHOLDERS’ EQUITY	6,999,720	5,556,916	782,675
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	7,003,240	5,559,892	783,094

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

(Amounts in thousands, except for share and per share data)

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				(Note 2)
Expenses and income/(loss)
Operating expenses	(358,458)	(668,231)	(639,963)	(90,137)
Other operating income	13,334	18,163	9,871	1,390
Others, net	29,322	31,068	72,404	10,197
Equity in losses of subsidiaries, VIE and VIE’s subsidiaries	(2,155,325)	(1,389,005)	(1,399,855)	(197,165)
Net loss and net loss attributable to the Company	(2,471,127)	(2,008,005)	(1,957,543)	(275,715)
Net loss available to ordinary shareholders	(2,471,127)	(2,008,005)	(1,957,543)	(275,715)

Net loss	(2,471,127)	(2,008,005)	(1,957,543)	(275,715)
Other comprehensive (loss)/income
Foreign currency translation adjustments	(39,487)	333,507	89,780	12,645
Total comprehensive loss	(2,510,614)	(1,674,498)	(1,867,763)	(263,070)

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data)

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				(Note 2)
Net cash provided by operating activities	42,829	16,869	68,966	9,714
Net cash used in investing activities	(4,001,123)	(3,126,808)	(63,372)	(8,926)
Net cash (used in)/provided by financing activities	(936,655)	3,061,020	12,808	1,804
Effect of foreign exchange rate changes on cash and cash equivalents	(22,483)	13,155	(4,449)	(626)
Net (decrease)/increase in cash and cash equivalents	(4,917,432)	(35,764)	13,953	1,966
Cash and cash equivalents, beginning of the year	5,029,806	112,374	76,610	10,790
Cash and cash equivalents, end of the year	112,374	76,610	90,563	12,756

NOTES TO SCHEDULE I

(1)	Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include condensed financial information as to the changes in equity as such financial information is the same as the consolidated statements of changes in shareholders’ equity.
(2)	The condensed financial information has been prepared using the same accounting policies as set out in the financial statements except that the equity method has been used to account for investments in its subsidiaries and Consolidated VIEs. For the parent company, the Company records its investments in subsidiaries and Consolidated VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries, VIE and VIE’s subsidiaries” and the subsidiaries and VIE’s profit or loss as “Equity in losses of subsidiaries, VIE and VIE’s subsidiaries” on the Condensed Statements of Operations and Comprehensive Loss Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE in investment in and amount due from subsidiaries, VIE and VIE’s subsidiaries even though the parent company is not obligated to provide continuing support or fund losses.